Share capital and Contributed Surplus - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Sep. 30, 2024 share $ / shares	Sep. 30, 2023 share $ / shares	Sep. 30, 2022 share $ / shares	Sep. 30, 2021 share $ / shares
Disclosure of classes of share capital [line items]
Number outstanding | share	25,811	38,992	5,711	5,953
Weighted average remaining contractual life	2 years 10 months 6 days
Weighted average outstanding strike price	$ 26.44	$ 28	$ 838.7	$ 959
Number exercisable | share	14,061
Remaining exercisable contractual life	2 years 9 months 29 days
Weighted average exercisable strike price	$ 27.23
Exercise price $25.50 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 25.5
Number outstanding | share	23,500
Weighted average remaining contractual life	2 years 10 months 17 days
Weighted average outstanding strike price	$ 25.5
Number exercisable | share	11,750
Remaining exercisable contractual life	2 years 10 months 17 days
Weighted average exercisable strike price	$ 25.5
Exercise price $36.00 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 36
Number outstanding | share	2,311
Weighted average remaining contractual life	2 years 6 months 18 days
Weighted average outstanding strike price	$ 36
Number exercisable | share	2,311
Remaining exercisable contractual life	2 years 6 months 18 days
Weighted average exercisable strike price	$ 36